Financial liabilities at amortized cost – deposits	12 Months Ended
Dec. 31, 2022
Financial Liabilities At Amortized Cost Deposits
Financial liabilities at amortized cost – deposits

20. Financial liabilities at amortized cost – deposits

	2022	2021

Deposits by customers (i)
Bank receipt of deposits (RDB)	14,273,959	7,728,108
Deposits in electronic money	1,534,582	1,887,945
Bank receipt of deposits (RDB-V)	-	31,557
Time deposit (ii)	-	19,181
Other deposits	-	509
Total	15,808,541	9,667,300

(i)	In June 2019, Nu Financeira's RDB was launched as an investment option in NuConta. Unlike the deposits in electronic money, Nu may or may not invest the resources from RDB's deposits in government securities. They can be used as a financing source for the lending and credit card operations, instead. RDB's deposits have guarantees from the Brazilian Deposit Guarantee Fund ("FGC"). Deposits in electronic money through NuConta, and part of the RDBs, correspond to customer deposits on-demand with daily maturity made in the prepaid account, denominated in Brazilian reais.

In September 2020, Nu Financeira launched a new investment option – a RDB with a defined future maturity date. In December 2022, RDBs had maturities of up to 24 months and a weighted average interest rate of 104% as of December 31, 2022 (and 107% on December 31, 2021) of the Brazilian CDI rate.

Deposits in electronic money include NuConta, which is part of the prepaid account modality (Brazil and Mexico), as well as Conta NuInvest amounts, the latter corresponding to on-demand deposits of the Groups’ investment brokerage clients. In Brazil, those deposits are required by BACEN to be invested in Brazilian government bonds and the return is 100% of the CDI as of the thirty-first day, also considering the retroactive yield from the first thirty days on the unused deposit balances. In Mexico there is no requirement to invest the deposits in specific assets and the return is the Interbank Equilibrium Interest Rate "TIIE" - 2%, as of December 2022.

(ii)	In July 2020, the subsidiary Nu Financeira issued a time deposit instrument ("DPGE"), also with a special guarantee from FGC, in the amount of R$100,000, equivalent to US$19,000 at the issuance date, remunerated at the Brazilian DI rate + 1% per annum and was fully settled in July 2022.

Breakdown by maturity

	2022
	Up to 12 months	Over 12 months	Total
Deposits by customers
Deposits in electronic money	1,534,582	-	1,534,582
Bank receipt of deposits (RDB)	14,160,805	113,154	14,273,959
Total	15,695,387	113,154	15,808,541

	2021
	Up to 12 months	Over 12 months	Total
Deposits by customers
Deposits in electronic money	1,887,945	-	1,887,945
Bank receipt of deposits (RDB)	7,663,355	64,753	7,728,108
Bank receipt of deposits (RDB-V)	31,557	-	31,557
Time deposit	19,181	-	19,181
Other deposits	509	-	509
Total	9,602,547	64,753	9,667,300